Finance expense (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of finance expense
	Unaudited
	June 30, 2025	June 30, 2024
	US$	US$
Interest expenses:
- Lease liabilities	30,611	26,129
- Borrowings	91,606	120,999
- Loans from directors	-	-
	122,217	147,128